Loan Commitments and Standby Letters of Credit (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 446,538,000	$ 403,566,000
Commercial Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	308,721,000	269,180,000
Consumer and Residential Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	98,903,000	86,273,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Liability related to guarantees under standby letters of credit	48,000	0
Maximum exposure to credit loss for loan commitments	34,052,000	36,455,000
Commitments to Grant Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 4,862,000	$ 11,658,000